Current financial assets and Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
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Current financial assets and Cash and cash equivalents
Note 11. Current financial assets and Cash and cash equivalents

As of December 31, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	27,091	—	27,091
Cash and cash equivalents	241,148	—	241,148

Current financial assets and cash and cash equivalents	268,239	—	268,239

As of December 31, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	499	—	499
Cash and cash equivalents	185,636	—	185,636

Current financial assets and cash and cash equivalents	186,135	—	186,135

11.1 Current financial assets
Accounting policies
Current financial assets is composed of current restricted cash for $0.5 million.
As of December 31, 2021, restricted cash consists of deposits to secure a Calyxt furniture and equipment sale-leaseback for $0.6 million of which $0.5 million are classified as short-term restricted cash included within current financial assets. As of December 31, 2020, current restricted cash also included a deposit to secure commitment to suppliers regarding the manufacturing facility construction for $15 million. As of December 31, 2021, the construction of the facility is completed, and no cash amount is restricted in relation to that commitment.
Financial assets are measured at fair value through profit or loss in accordance with IAS 39 include the following:

•	Financial assets including embedded derivatives for which Cellectis elected to designate at fair value through profit or loss;

•	Financial assets managed on a fair value basis; and

•	Derivative instruments that are not documented in hedging relationships.
IFRS 13 (Fair Value Measurement) requires counterparty and own credit risk to be taken into account when measuring the fair value of financial instruments. This risk is estimated on the basis of observable, publicly available statistical data.
Instruments classified under level 1 within the fair value hierarchy are measured with reference to quoted prices in active markets; they consist of corporate debt securities and commercial paper. Their nominal value and their fair value amounted to $0.0 million in each case as of December 31, 2021 and to $11.7 million as of December 31, 2020.
11.2 Cash and cash equivalents
Accounting policy
Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands
Cash and bank accounts	164,586	137,725
Money market funds	13,977	13,933
Fixed bank deposits	62,585	33,978

Total cash and cash equivalents	241,148	185,636

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed original terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.